-------------------------------------------
              CLARION TOTAL
               RETURN FUND
-------------------------------------------


Officers and Directors

Daniel Heflin
President, Chief Executive Officer and Director

Fredrick D. Arenstein
Treasurer, Compliance Officer and
Chief Financial Officer

Joanne Vitale
Secretary and Director

Robert Kopchains
Vice President

I. Trevor Rozowsky
Trustee

Steven N. Fayne
Trustee

-------------------------------------------

Investment Adviser
       Clarion Capital, LLC
       335 Madison Avenue
       New York, NY 10017

-------------------------------------------

Administrator
       The Bank of New York
       101 Barclay Street
       New York, NY 10286

------------------------------------------

Custodian
       The Bank of New York
       100 Church Street
       New York, NY 10286

-------------------------------------------




       Annual Report
     October 31, 2002

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                                             Face
                                                                            Amount             Value (a)
                                                                         ------------         -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (87.30%)
--------------------------------------------
CDC Commercial Mortgage Trust,
   2002-FX1 Class XCL 0.673%, 3/15/15 (b)                               $ 38,436,048(c)       $ 2,100,453
Chase Commercial Mortgage Securities Corp.,
   1996-2 Class A2 6.900%, 9/19/06                                         1,949,051            2,128,958
Chase Commercial Mortgage Securities Corp.,
   1997-1 Class D 7.370%, 5/19/07                                            475,000              533,076
Chase Commercial Mortgage Securities Corp.,
   1998-2 Class E 6.390%, 11/18/08                                         3,000,000            3,169,452
Commercial Mortgage Acceptance Corp.,
   1999-C1 Class A1 6.790%, 8/15/08                                        1,658,029            1,826,876
Commercial Mortgage Pass-Through Certificates,
   1999-1 Class E 7.237%, 10/15/08                                         2,000,000            2,229,218
CS First Boston Mortgage Securities Corp.,
   2002-CP3 Class L 6.000%, 7/15/12 (b)                                    4,479,000            2,835,767
DLJ Commercial Mortgage Corp.,
   1999-CG1 Class A1A 6.080%, 8/10/08                                      2,279,425            2,448,601
DLJ Mortgage Acceptance Corp.,
   1997-CF1 Class A2 7.660%, 4/15/07 (b)                                     500,000              568,418
DLJ Mortgage Acceptance Corp.,
   1997-CF1 Class A3 7.760%, 5/15/07 (b)                                   2,600,000            2,938,710
GE Capital Commercial Mortgage Corp.,
   2002-1A Class A1 5.033%, 2/10/07                                        1,258,398            1,320,236
GMAC Commercial Mortgage Securities, Inc.,
   1997-C1 Class A3 6.869%, 8/15/07                                          625,000              701,026
Government National Mortgage Association,
   2002-62 Class Z 5.888%, 8/16/42                                         3,000,000            2,750,775
LB UBS Commercial Mortgage Trust,
   2000-C5 Class A1 6.410%, 1/15/10                                        1,820,270            1,999,310
LB UBS Commercial Mortgage Trust,
   2002-C2 Class XCL 0.509%, 5/15/17 (b)                                  55,182,905(c)         2,026,261
Merrill Lynch Mortgage Investors, Inc.,
   1996-C1 Class D 7.420%, 4/25/06                                         1,750,000            1,936,622
Merrill Lynch Mortgage Investors, Inc.,
   1997-C1 Class A3 7.120%, 4/18/07                                          625,000              699,048
Merrill Lynch Mortgage Trust,
   2002-MW1 Class XC 0.236%, 7/12/19 (b)                                  42,833,126(c)         1,571,119
Morgan Stanley Capital I,
   1999-CAM1 Class A3 6.920%, 11/15/08                                     1,800,000            2,004,680
Morgan Stanley Dean Witter Capital I,
   2000-LIF2 Class A1 6.960%, 7/15/08                                        890,108              990,350
Morgan Stanley Dean Witter Capital I,
   2001-IQA Class A1 4.570%, 7/18/06                                       2,355,269            2,447,640
Morgan Stanley Dean Witter Capital I,
   2001-PPM Class A1 5.980%, 9/15/06                                       1,479,917            1,578,886
Morgan Stanley Dean Witter Capital I,
   2001-TOP1 Class A1 6.020%, 11/15/05                                     2,458,790            2,623,414


                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
October 31, 2002


                                                   Face
                                                  Amount            Value (a)

COLLATERALIZED MORTGAGE

OBLIGATIONS (Continued)

Morgan Stanley Dean Witter Capital I,
     2001-TOP3 Class A1 5.310%, 6/15/06          $ 1,493,154         $1,572,769
Morgan Stanley Dean Witter Capital I,
     1996-MC2 Class D 7.257%, 10/20/06             1,400,000          1,545,414
Mortgage Capital Funding, Inc.,
     1997-MC1 Class C 7.413%, 4/20/07              2,500,000          2,825,880
Mortgage Capital Funding, Inc.,
     1997-MC2 Class F 7.214%, 11/20/07 (b)         2,500,000          2,422,558
Mortgage Capital Funding, Inc.,
     1998-MC1 Class K 6.000%, 2/18/08 (b)          3,600,000          3,220,592
Nationslink Funding Corp.,
     1998-2, Class A1 6.001%, 11/20/07             1,800,204          1,924,883
PNC Mortgage Acceptance Corp.,
     1999-CM1 Class A1A 7.110%, 7/10/08            1,650,762          1,824,349
PNC Mortgage Acceptance Corp.,
     2001-C1 Class A1 5.910%, 12/12/09             1,814,068          1,958,698
Salomon Brothers Mortgage Securities VII,
     2002-KEY2 Class X1 1.358%, 9/18/18 (b)       26,503,000 (c)      1,976,329
TIAA Commercial Real Estate Securitization,
     2001-C1A Class A1 5.770%, 9/19/06 (b)           398,953            422,859
                                                  ----------        -----------
     Total Collateralized Mortgage Obligations
     (Cost $ 62,346,322)                                             63,123,227
                                                                    -----------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (7.87)%
United States Treasury Bond
     6.125%, 11/15/27 (Cost $5,611,298)            5,000,000          5,694,530
                                                                    -----------
MORTGAGE-BACKED SECURITIES (2.95)%
Federal National Mortgage Association
     Pool #460667
     6.03%, 6/01/17                                1,995,596          2,131,857
    (Cost $2,043,430)
                                                                    -----------
TOTAL SECURITIES (98.12%)
    (Cost $70,001,050)                                               70,949,614
                                                                    -----------
OTHER ASSETS, NET OF LIABILITIES (1.88%)                              1,359,895
                                                                    -----------
NET ASSETS (100.00%)                                                $72,309,509
                                                                    ===========

---------

(a)  See Note A to Financial Statements.

(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2002 was $20,083,066 or 27.77% of net assets. See Note A5.

(c)  Represents notional amount of interest-only security.


                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

Assets

   Investments, at Cost                                                                       $ 70,001,050
                                                                                              ============
   Investments, at Value                                                                      $ 70,949,614
   Cash                                                                                            883,356
   Interest Receivable                                                                             515,871
   Other Assets                                                                                      1,512
                                                                                              ------------
     Total Assets                                                                               72,350,353
                                                                                              ------------
Liabilities
   Accrued Advisory Fee - Note B                                                                       835
   Other Accrued Expenses                                                                           40,009
                                                                                              ------------
     Total Liabilities                                                                              40,844
                                                                                              ------------
Net Assets                                                                                    $ 72,309,509
                                                                                              ============
Net Assets Consist of:
   Paid in Capital                                                                              71,011,681
   Accumulated Net Realized Gain                                                                   349,264
   Unrealized Appreciation                                                                         948,564
                                                                                              ------------
Net Assets                                                                                    $ 72,309,509
                                                                                              ============

Net Assets                                                                                    $ 72,309,509
Shares of Beneficial Interest
   Shares Issued and Outstanding (Unlimited Number Authorized)                                   7,067,509
   Net Asset Value Per Share                                                                  $      10.23
                                                                                              ============


                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND STATEMENT OF OPERATIONS
For the Period July 15, 2002* through October 31, 2002

Investment Income
   Interest                                                                          $ 973,169
                                                                                   -----------
Expenses
   Investment Advisory Fees - Note B                                                  $ 43,053
   Audit Fees                                                                           23,287
   Administrative Fees - Note C                                                         14,542
   Transfer Agent Fees - Note D                                                          4,516
   Custodian Fees - Note C                                                               2,793
   Trustees' Fees                                                                        2,477
   Insurance                                                                                88
   Other                                                                                 3,604
                                                                                   -----------
     Total Expenses                                                                     94,360
   Waiver of Investment Advisory Fees - Note B                                         (8,261)
                                                                                   -----------
     Net Expenses                                                                       86,099
                                                                                   -----------
Net Investment Income                                                                  887,070
                                                                                   -----------
Net Realized Gain on Investments                                                       461,435
Net Change in Unrealized Appreciation on Investments                                   948,564
                                                                                   -----------
Net Gain on Investments                                                              1,409,999
                                                                                   -----------
Net Increase in Net Assets Resulting from Operations                               $ 2,297,069
                                                                                   ===========


*Commencement of investment operations.


                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                        For the Period
                                                                                        July 15, 2002*
                                                                                           through
                                                                                       October 31, 2002
                                                                                       ----------------

Increase (Decrease) in Net Assets from
Operations:

   Net Investment Income                                                                  $    887,070
   Net Realized Gain                                                                           461,435
   Net Change in Unrealized Appreciation                                                       948,564
                                                                                          ------------
     Net Increase in Net Assets Resulting from Operations                                    2,297,069
                                                                                          ------------
Distributions:

   Net Investment Income                                                                     (999,241)
                                                                                          ------------
Transactions in Shares of Beneficial Interest: (1)

Issued - Regular                                                                            70,012,440
       - In Lieu of Cash Distributions                                                         999,241
Redeemed                                                                                             -
                                                                                          ------------
     Net Increase from Transactions in Shares of Beneficial Interest                        71,011,681
                                                                                          ------------
   Total Increase                                                                           72,309,509

Net Assets:

   Beginning of Period                                                                               -
                                                                                          ------------
   End of Period                                                                          $ 72,309,509
                                                                                          ============
(1) Shares Issued and Redeemed:
Shares Issued - Regular                                                                      6,969,854
              - In Lieu of Cash Distributions                                                   97,655
Shares Redeemed                                                                                      -
                                                                                          ------------
                                                                                             7,067,509
                                                                                          ============

*Commencement of investment operations.

                       See Notes to Financials Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF CASH FLOWS
For the Period July 15, 2002* through October 31, 2002


----------------------------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net Increase in Net Assets from Operations                                               $    2,297,069
   Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Used in Operating Activities:
     Purchase of Securities                                                                    (87,291,771)
     Proceeds from Sale of Securities                                                           17,310,607
     Proceeds from Paydown                                                                         329,378
     Increase in Interest Receivable                                                              (515,871)
     Increase in Accrued Expenses                                                                   40,009
     Increase in Accrued Advisory Fee                                                                  835
     Net Amortization of Premium & Accretion of Discount                                           112,171
     Unrealized Appreciation on Investments                                                       (948,564)
     Net Realized Gain on Investments                                                             (461,435)
     Increase in Other Assets                                                                       (1,512)
                                                                                            --------------
        Net Cash Used in Operating Activities                                                  (69,129,084)
                                                                                            --------------
Cash Flows Provided by Financing Activities: **

   Cash Subscriptions Received                                                                  70,012,440
                                                                                            --------------
        Net Cash Provided by Financing Activities                                               70,012,440
                                                                                            --------------
Net Increase in Cash                                                                               883,356
Cash at Beginning of Period                                                                              -
                                                                                            --------------
Cash at End of Period                                                                       $      883,356
                                                                                            ==============

*Commencement of investment operations.

** Non-cash financing activities not included herein consist of reinvestment of dividends of $999,241.

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding Throughout the Period


                                                                           For the Period
                                                                               Ended
                                                                        October 31, 2002 (1)

Net Asset Value, Beginning of Period                                       $       10.00
                                                                           -------------
Income From Investment Operations

   Net Investment Income                                                            0.16
   Net Realized and Unrealized Gain                                                 0.25
                                                                           -------------
     Total from Investment Operations                                               0.41
                                                                           -------------
Distributions

   Net Investment Income                                                           (0.18)
                                                                           -------------
     Total Distributions                                                           (0.18)
                                                                           -------------
Net Asset Value, End of Period                                             $       10.23
                                                                           -------------
Total Investment Return

   Net Asset Value (2)(3)                                                           4.08% (5)
                                                                           -------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                                      $      72,310
Ratio of Net Expenses to Average Net Assets, After Fee Waiver                       0.50% (4)
Ratio of Net Expenses to Average Net Assets, Before Fee Waiver                      0.55% (4)
Ratio of Net Investment Income to Average Net Assets                                5.15% (4)
Portfolio Turnover Rate                                                               30%
                                                                           -------------


(1) Commencement of investment operations was July 15, 2002.
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(3) Total investment return would have been lower had certain fees not been waived during period.
(4) Annualized.
(5) Not annualized.


                       See Notes to Financial Statements.

                            CLARION TOTAL RETURN FUND
                         NOTES TO FINANCIAL STATEMENTS



Clarion Total Return Fund (the "Fund") was formed on June 27, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund is a series of Clarion Investment Trust, a business trust organized under the laws of Delaware. The investment objective of the Fund is to outperform the Lehman Brothers aggregate index by investing primarily in commercial mortgage-backed securities.

The Fund's shares of beneficial interest are not registered under the Securities Act of 1933.

A. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

        1. Security Valuation: Fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Trustees. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

        2. Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

        3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

        4. Distributions to Shareholders: The Fund will distribute substantially all of its net investment income monthly. Any net realized capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund.

                            CLARION TOTAL RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)



          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

          5. Restricted Securities: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.


          6. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for amortization of premium and accretion of discount.


B. Advisory Services: Clarion Capital, LLC (the "Adviser") is the investment adviser of the Fund. The Advisory agreement provides that the Fund shall pay a fee to the Adviser quarterly for its services at the annual rate of 0.25% of the Fund's average daily net assets. To limit the expenses of the Fund during its early years of operation, the Adviser has contractually agreed to a fee cap and expense reimbursement, which the Adviser may recover in later years. To the extent the Fund's expenses exceed 0.50% of its average net assets, calculated on an annualized basis, the Adviser has agreed to waive its advisory fees and, if necessary, reimburse the Fund for any such excess. However, the Adviser may recover any fees waived or expenses reimbursed in the three years previous to such recovery, if such recovery does not cause the Fund to exceed such limitation. This arrangement will continue until September 30, 2005 unless extended by the Adviser. The Fund will pay no interest, carrying or finance charge with respect to any reimbursed expenses that are subsequently recovered by the Adviser. Investment advisory fee of $8,261 were waived by the Adviser for the period ended October 31, 2002. Such amount may be recovered by the Adviser no later than September 30, 2005.

C. Administration and Custodian Services: The Bank of New York serves as the Fund's Administrator and Custodian pursuant to separate administration and accounting and custody agreements.


D. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.


E. Purchases and Sales: For the year ended October 31, 2002 the Fund made purchases of $79,630,983 and sales of $17,639,985 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $7,660,788 of long-term U.S. Government securities during the period. There was no sales of U.S. Government securities during the period.


F. Income Taxes: At October 31, 2002, the components of net assets on a tax basis were as follows:

   Cost for income tax purposes                         $ 70,001,050
                                                      ----------------
   Gross unrealized appreciation                          $1,142,109
                                                      ----------------
   Gross unrealized depreciation                           (193,545)
                                                      ----------------
   Net unrealized appreciation                             $ 948,564
                                                      ----------------
   Undistributed ordinary income                           $ 349,264
                                                      ----------------

The tax character of dividends paid during the period was ordinary income.

G. Other: At October 31, 2002, 99.98 % of total shares outstanding were held by one record shareholder.

                        Report of Independent Accountants

To the Board of Trustees and Shareholders of Clarion Total Return Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Clarion Total Return Fund, a series of Clarion Investment Trust, (the "Fund") at October 31, 2002, and the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the period July 15, 2002 (commencement of investments operations) through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
December 30, 2002